INTANGIBLE ASSETS AND GOODWILL - Narrative (Details) - USD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Amortization expenses	$ 1,400,000	$ 2,100,000	$ 2,200,000
Impairment of intangible assets, finite-lived		0
Business divestiture	31,865,000
Impairments of goodwill	0	$ 0	0
Acquired technology
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets, finite-lived	700,000		300,000
Acquired technology | Cost of Goods and Service, Excluding Depreciation, Depletion, and Amortization
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets, finite-lived	$ 600,000
Impairment, Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income [Extensible Enumeration]	Cost of revenue
Acquired technology | Selling, general and administrative
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets, finite-lived	$ 100,000
Impairment, Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income [Extensible Enumeration]	Selling, general and administrative
Acquired technology | Software
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets, finite-lived			$ 200,000
Impairment, Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income [Extensible Enumeration]			Cost of revenue
Acquired technology | Professional service and other
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets, finite-lived			$ 100,000
Impairment, Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income [Extensible Enumeration]			Cost of revenue